RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Reconciliation of Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 08, 2019
Accounting Changes and Error Corrections [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Preference shares, shares issued	0	0	0	0	0	0	0	0
Preference shares, shares outstanding	0	0	0	0	0	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500